Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of June 30, 2013

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$353,303,179	$-	$353,303,179
Short-term money market fund*	24,312,766	-	24,312,766
Exchange-traded futures contracts
Energies	(304,239)	-	(304,239)
Grains	711,447	-	711,447
Interest rates	(1,211,301)	-	(1,211,301)
Livestock	(21,500)	-	(21,500)
Metals	2,818,938	-	2,818,938
Softs	278,865	-	278,865
Stock indices	3,412,380	-	3,412,380

Total exchange-traded futures contracts	5,684,590	-	5,684,590

Over-the-counter forward currency contracts	-	(801,254)	(801,254)

Total futures and forward currency contracts (2)	5,684,590	(801,254)	4,883,336

Total financial assets at fair value	383,300,535	(801,254)	382,499,281

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$77,637,061
Investments in U.S. Treasury notes held in custody			275,666,118
Total investments in U.S. Treasury notes			$353,303,179

(2)
Net unrealized appreciation on futures and forward currency contracts			$6,261,451
Net unrealized depreciation on futures and forward currency contracts			(1,378,115)
Total unrealized appreciation on futures and forward currency contracts			$4,883,336

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$467,909,736	$-	$467,909,736
Short-term money market fund*	7,692,129	-	7,692,129
Exchange-traded futures contracts
Energies	(452,750)	-	(452,750)
Grains	(179,524)	-	(179,524)
Interest rates	2,126,546	-	2,126,546
Livestock	(11,590)	-	(11,590)
Metals	(714,969)	-	(714,969)
Softs	661,790	-	661,790
Stock indices	3,050,339	-	3,050,339

Total exchange-traded futures contracts	4,479,842	-	4,479,842

Over-the-counter forward currency contracts	-	650,722	650,722

Total futures and forward currency contracts (2)	4,479,842	650,722	5,130,564

Total financial assets at fair value	480,081,707	650,722	480,732,429

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$99,079,846
Investments in U.S. Treasury notes held in custody			368,829,890
Total investments in U.S. Treasury notes			$467,909,736

(2)
Net unrealized appreciation on futures and forward currency contracts			$8,445,476
Net unrealized depreciation on futures and forward currency contracts			(3,314,912)
Total unrealized appreciation on futures and forward currency contracts			$5,130,564

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$467,909,736	$-	$467,909,736
Short-term money market fund*	7,692,129	-	7,692,129
Exchange-traded futures contracts
Energies	(452,750)	-	(452,750)
Grains	(179,524)	-	(179,524)
Interest rates	2,126,546	-	2,126,546
Livestock	(11,590)	-	(11,590)
Metals	(714,969)	-	(714,969)
Softs	661,790	-	661,790
Stock indices	3,050,339	-	3,050,339

Total exchange-traded futures contracts	4,479,842	-	4,479,842
Over-the-counter forward currency contracts	-	650,722	650,722

Total futures and forward currency contracts (2)	4,479,842	650,722	5,130,564

Total financial assets at fair value	$480,081,707	$650,722	$480,732,429

Per line item in the Statements of Financial Condition (1)

Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$99,079,846
Investments in U.S. Treasury notes held in custody	368,829,890
Total investments in U.S. Treasury notes	$467,909,736

(2)

Net unrealized appreciation on futures and forward currency contracts	$8,445,476
Net unrealized depreciation on futures and forward currency contracts	(3,314,912)
Total unrealized appreciation on futures and forward currency contracts	$5,130,564

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540
Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition (1)

Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$81,045,824
Investments in U.S. Treasury notes held in custody	634,082,662
Total investments in U.S. Treasury notes	$715,128,486

(2)

Net unrealized appreciation on futures and forward currency contracts	$12,894,380
Net unrealized depreciation on futures and forward currency contracts	(917,275)
Total unrealized appreciation on futures and forward currency contracts	$11,977,105

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.